LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.31%
Aerospace & Defense–2.38%
BWX Technologies	40,500	$ 1,972,755
Hexcel	58,000	2,157,020
Huntington Ingalls Industries	13,300	2,423,393
L3Harris Technologies	40,590	7,311,071
Textron	41,300	1,101,471
TransDigm Group	13,100	4,194,489
		19,160,199
Air Freight & Logistics–0.26%
CH Robinson Worldwide	13,600	900,320
Expeditors International of Washington	17,500	1,167,600
		2,067,920
Airlines–0.51%
Alaska Air Group	56,494	1,608,384
Copa Holdings Class A	14,900	674,821
†United Airlines Holdings	57,100	1,801,505
		4,084,710
Auto Components–0.48%
Aptiv	79,200	3,899,808
		3,899,808
Automobiles–0.24%
Ferrari	12,580	1,919,331
		1,919,331
Banks–1.08%
Fifth Third Bancorp	47,800	709,830
First Republic Bank	29,700	2,443,716
Pinnacle Financial Partners	14,700	551,838
Signature Bank	16,192	1,301,675
†SVB Financial Group	14,454	2,183,710
Webster Financial	65,843	1,507,805
		8,698,574
Beverages–0.41%
Brown-Forman Class B	59,955	3,328,102
		3,328,102
Biotechnology–4.47%
†ACADIA Pharmaceuticals	20,900	883,025
†Agios Pharmaceuticals	30,300	1,075,044
†Alexion Pharmaceuticals	14,000	1,257,060
†Alkermes	41,200	594,104
†Alnylam Pharmaceuticals	26,495	2,883,981
†Amarin ADR	100,500	402,000
†Argenx ADR	6,466	851,766
†Ascendis Pharma ADR	6,636	747,280
†BioMarin Pharmaceutical	49,300	4,165,850
†Bluebird Bio	10,000	459,600
†Blueprint Medicines	11,400	666,672
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Exact Sciences	56,000	$ 3,248,000
†Exelixis	93,300	1,606,626
†FibroGen	14,596	507,211
†Incyte	66,600	4,877,118
†Ionis Pharmaceuticals	36,900	1,744,632
†Neurocrine Biosciences	35,317	3,056,686
†Sage Therapeutics	14,699	422,155
†Sarepta Therapeutics	22,500	2,200,950
†Seattle Genetics	29,531	3,407,287
†Ultragenyx Pharmaceutical	22,204	986,524
		36,043,571
Building Products–1.08%
Allegion	24,600	2,263,692
AO Smith	43,800	1,656,078
Fortune Brands Home & Security	37,383	1,616,815
Trane Technologies	38,611	3,188,882
		8,725,467
Capital Markets–3.36%
Cboe Global Markets	81,767	7,297,705
FactSet Research Systems	4,650	1,212,162
Lazard Class A	73,679	1,735,877
MarketAxess Holdings	11,200	3,724,784
Moody's	8,300	1,755,450
MSCI	21,400	6,183,744
Nasdaq	19,400	1,842,030
Northern Trust	13,100	988,526
Tradeweb Markets Class A	54,733	2,300,975
		27,041,253
Chemicals–1.18%
†Axalta Coating Systems	45,300	782,331
Celanese	24,500	1,798,055
CF Industries Holdings	43,600	1,185,920
PPG Industries	22,900	1,914,440
RPM International	54,800	3,260,600
Valvoline	42,784	560,043
		9,501,389
Commercial Services & Supplies–2.49%
ADT	116,700	504,144
Cintas	32,400	5,612,328
†Copart	51,900	3,556,188
†IAA	103,954	3,114,462
KAR Auction Services	40,800	489,600
Ritchie Bros Auctioneers	31,000	1,059,580
Rollins	53,400	1,929,876
Waste Connections	48,493	3,758,207
		20,024,385
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment–0.76%
Motorola Solutions	46,268	$ 6,149,943
		6,149,943
Construction & Engineering–0.14%
Valmont Industries	10,300	1,091,594
		1,091,594
Construction Materials–0.87%
Eagle Materials	19,600	1,145,032
Vulcan Materials	54,418	5,880,953
		7,025,985
Consumer Finance–0.17%
Discover Financial Services	39,500	1,408,965
		1,408,965
Containers & Packaging–1.51%
Avery Dennison	33,000	3,361,710
Ball	93,473	6,043,964
International Paper	29,000	902,770
Sealed Air	74,600	1,843,366
		12,151,810
Distributors–0.35%
Pool	14,200	2,794,134
		2,794,134
Diversified Consumer Services–1.36%
†Bright Horizons Family Solutions	27,500	2,805,000
†Grand Canyon Education	28,800	2,197,008
Service Corp. International	90,000	3,519,900
†ServiceMaster Global Holdings	89,800	2,424,600
		10,946,508
Electrical Equipment–1.57%
AMETEK	26,525	1,910,330
†Generac Holdings	22,400	2,087,008
Hubbell	25,600	2,937,344
Rockwell Automation	28,000	4,225,480
†Sensata Technologies Holding	52,900	1,530,397
		12,690,559
Electronic Equipment, Instruments & Components–3.70%
Amphenol Class A	92,200	6,719,536
CDW	68,700	6,407,649
Cognex	42,850	1,809,127
†Coherent	13,220	1,406,740
Corning	122,600	2,518,204
FLIR Systems	14,000	446,460
†IPG Photonics	10,700	1,179,996
†Keysight Technologies	58,662	4,908,836
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Littelfuse	13,700	$ 1,827,854
†Zebra Technologies Class A	13,900	2,552,040
		29,776,442
Entertainment–1.19%
†Electronic Arts	24,700	2,474,199
†Live Nation Entertainment	41,700	1,895,682
†Take-Two Interactive Software	24,000	2,846,640
†Zynga Class A	347,015	2,377,053
		9,593,574
Equity Real Estate Investment Trusts–1.25%
American Campus Communities	19,241	533,938
CubeSmart	35,600	953,724
MGM Growth Properties Class A	68,352	1,617,892
SBA Communications	23,200	6,263,304
SL Green Realty	15,900	685,290
		10,054,148
Food & Staples Retailing–0.29%
Casey's General Stores	17,900	2,371,571
		2,371,571
Food Products–1.51%
Conagra Brands	47,700	1,399,518
Hershey	27,900	3,696,750
Hormel Foods	20,000	932,800
McCormick & Co Non-Voting Shares	28,500	4,024,485
Tyson Foods Class A	36,000	2,083,320
		12,136,873
Gas Utilities–0.19%
Atmos Energy	15,118	1,500,159
		1,500,159
Health Care Equipment & Supplies–5.12%
†ABIOMED	13,600	1,974,176
†Align Technology	24,100	4,192,195
Cooper	22,000	6,064,740
†DexCom	27,900	7,512,633
†Hologic	107,100	3,759,210
†ICU Medical	4,957	1,000,174
†IDEXX Laboratories	23,500	5,692,640
†Novocure	8,600	579,124
†Penumbra	12,600	2,032,758
STERIS	12,350	1,728,629
Teleflex	17,000	4,978,620
West Pharmaceutical Services	11,200	1,705,200
		41,220,099

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–2.62%
†Acadia Healthcare	40,788	$ 748,460
†Amedisys	16,500	3,028,410
†Centene	149,276	8,868,487
†DaVita	19,400	1,475,564
†Henry Schein	18,200	919,464
†Molina Healthcare	33,000	4,610,430
Universal Health Services Class B	14,900	1,476,292
		21,127,107
Health Care Technology–1.01%
Cerner	28,700	1,807,813
†Veeva Systems Class A	40,300	6,301,711
		8,109,524
Hotels, Restaurants & Leisure–3.55%
Aramark	21,200	423,364
†Chipotle Mexican Grill	1,500	981,600
Choice Hotels International	20,100	1,231,125
Domino's Pizza	13,600	4,407,352
Dunkin' Brands Group	72,168	3,832,121
Hilton Worldwide Holdings	86,232	5,884,472
Marriott International Class A	15,200	1,137,112
MGM Resorts International	107,100	1,263,780
†Norwegian Cruise Line Holdings	41,100	450,456
Papa John's International	17,200	917,964
Restaurant Brands International	43,104	1,725,453
Royal Caribbean Cruises	23,600	759,212
Wynn Resorts	33,500	2,016,365
Yum Brands	17,200	1,178,716
Yum China Holdings	56,100	2,391,543
		28,600,635
Household Durables–0.54%
†Mohawk Industries	7,352	560,516
†NVR	1,250	3,211,388
Toll Brothers	28,300	544,775
		4,316,679
Household Products–1.42%
Church & Dwight	78,100	5,012,458
Clorox	25,100	4,348,575
Reynolds Consumer Products	71,592	2,088,339
		11,449,372
Insurance–1.30%
Assurant	33,400	3,476,606
Axis Capital Holdings	39,300	1,518,945
Fidelity National Financial	20,200	502,576
Willis Towers Watson	29,500	5,010,575
		10,508,702
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services–1.01%
†InterActiveCorp	21,700	$ 3,889,291
†Match Group	37,620	2,484,425
†Snap Class A	88,900	1,057,021
†Zillow Group Class A	21,800	740,546
		8,171,283
Internet & Direct Marketing Retail–0.50%
†Chewy Class A	31,127	1,166,951
†GrubHub	6,900	281,037
†MercadoLibre	3,400	1,661,172
†Trip.com Group ADR	37,900	888,755
		3,997,915
IT Services–10.33%
†Black Knight	97,155	5,640,819
Booz Allen Hamilton Holding	81,020	5,561,213
†EPAM Systems	11,100	2,060,826
†Euronet Worldwide	44,400	3,805,968
Fidelity National Information Services	40,001	4,865,722
†Fiserv	101,600	9,650,984
†FleetCor Technologies	38,600	7,200,444
†Gartner	40,100	3,992,757
Genpact	40,600	1,185,520
Global Payments	87,197	12,576,423
†GoDaddy Class A	56,600	3,232,426
Leidos Holdings	40,600	3,720,990
†Okta	27,300	3,337,698
Paychex	32,700	2,057,484
Sabre	104,700	620,871
†Shopify Class A	6,400	2,668,352
†StoneCo Class A	28,261	615,242
†Twilio Class A	38,200	3,418,518
†VeriSign	22,400	4,034,016
†WEX	28,300	2,958,765
		83,205,038
Life Sciences Tools & Services–1.95%
Agilent Technologies	60,900	4,361,658
†Avantor	221,733	2,769,445
Bruker	27,900	1,000,494
†IQVIA Holdings	16,420	1,771,061
†Mettler-Toledo International	5,000	3,452,550
†PPD	43,595	776,427
†PRA Health Sciences	18,600	1,544,544
		15,676,179
Machinery–2.63%
Flowserve	25,900	618,751
Fortive	44,108	2,434,320
Graco	44,200	2,153,866
IDEX	14,625	2,019,859
†Middleby	33,636	1,913,216
Nordson	15,900	2,147,613

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
PACCAR	23,000	$ 1,405,990
Snap-on	5,700	620,274
Toro	31,400	2,043,826
Wabtec	44,566	2,144,962
Woodward	28,600	1,699,984
Xylem	30,700	1,999,491
		21,202,152
Media–0.33%
†Altice USA Class A	58,364	1,300,934
Interpublic Group	34,900	565,031
Omnicom Group	15,000	823,500
		2,689,465
Metals & Mining–0.14%
Kirkland Lake Gold	37,900	1,121,840
		1,121,840
Multiline Retail–2.12%
Dollar General	65,200	9,845,852
†Dollar Tree	75,000	5,510,250
†Ollie's Bargain Outlet Holdings	37,700	1,747,018
		17,103,120
Multi-Utilities–0.12%
NiSource	39,900	996,303
		996,303
Oil, Gas & Consumable Fuels–0.85%
Cabot Oil & Gas	104,300	1,792,917
Concho Resources	24,048	1,030,457
Continental Resources	23,000	175,720
Diamondback Energy	22,200	581,640
HollyFrontier	36,200	887,262
Parsley Energy Class A	93,020	533,004
=†πVenture Global LNG Series B	36	138,528
=†πVenture Global LNG Series C	455	1,750,840
		6,890,368
Pharmaceuticals–1.18%
†Catalent	38,769	2,014,049
†Elanco Animal Health	127,418	2,852,889
†GW Pharmaceuticals ADR	4,500	394,065
†Jazz Pharmaceuticals	21,667	2,161,067
Perrigo	43,900	2,111,151
		9,533,221
Professional Services–3.91%
CoreLogic	43,200	1,319,328
†CoStar Group	13,400	7,868,614
Equifax	37,000	4,419,650
IHS Markit	64,725	3,883,500
ManpowerGroup	8,400	445,116
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Nielsen Holdings	60,000	$ 752,400
Robert Half International	28,200	1,064,550
TransUnion	102,100	6,756,978
Verisk Analytics	35,596	4,961,370
=†πWeWork Companies Class A	4,358	15,689
		31,487,195
Real Estate Management & Development–0.14%
Jones Lang LaSalle	11,300	1,141,074
		1,141,074
Road & Rail–1.30%
JB Hunt Transport Services	32,200	2,969,806
Kansas City Southern	26,200	3,332,116
Landstar System	10,300	987,358
Old Dominion Freight Line	16,900	2,218,294
Schneider National Class B	48,994	947,544
		10,455,118
Semiconductors & Semiconductor Equipment–6.60%
Entegris	99,200	4,441,184
KLA	55,400	7,963,196
Lam Research	32,200	7,728,000
Marvell Technology Group	193,811	4,385,943
Maxim Integrated Products	132,500	6,440,825
Microchip Technology	111,600	7,566,480
Monolithic Power Systems	20,200	3,382,692
Skyworks Solutions	64,400	5,756,072
Xilinx	70,900	5,525,946
		53,190,338
Software–11.62%
†Anaplan	37,000	1,119,620
†ANSYS	8,600	1,999,242
†Atlassian Class A	50,131	6,880,981
†Autodesk	15,900	2,481,990
†Avalara	11,200	835,520
†Cadence Design Systems	89,900	5,936,996
CDK Global	37,700	1,238,445
†Ceridian HCM Holding	57,721	2,890,090
†Coupa Software	26,300	3,674,899
†Crowdstrike Holdings Class A	17,095	951,850
†Datadog Class A	32,118	1,155,606
†DocuSign	57,613	5,323,441
†Dynatrace	57,888	1,380,050
†Fortinet	43,700	4,421,129
†Guidewire Software	33,300	2,641,023
†New Relic	15,200	702,848
NortonLifeLock	73,900	1,382,669
†Palo Alto Networks	27,900	4,574,484
†Paycom Software	18,350	3,706,883
†Pluralsight Class A	44,987	493,957
†Proofpoint	30,600	3,139,254
†RealPage	76,687	4,059,043

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†ServiceNow	12,946	$ 3,710,065
†Slack Technologies Class A	47,137	1,265,157
†Splunk	58,100	7,333,963
SS&C Technologies Holdings	96,900	4,246,158
†Synopsys	38,800	4,997,052
†Tyler Technologies	11,900	3,529,064
†Workday Class A	26,005	3,386,371
†Zendesk	50,819	3,252,924
†Zoom Video Communications Class A	6,223	909,305
		93,620,079
Specialty Retail–4.38%
†AutoZone	4,118	3,483,828
†Burlington Stores	56,500	8,952,990
†CarMax	42,600	2,293,158
†Five Below	18,100	1,273,878
†O'Reilly Automotive	23,800	7,164,990
Ross Stores	41,300	3,591,861
Tractor Supply	44,600	3,770,930
†Ulta Beauty	22,390	3,933,923
Williams-Sonoma	18,900	803,628
		35,269,186
Technology Hardware, Storage & Peripherals–0.21%
†Pure Storage Class A	134,915	1,659,455
		1,659,455
Textiles, Apparel & Luxury Goods–0.77%
†Lululemon Athletica	25,900	4,909,345
PVH	11,800	444,152
Tapestry	65,700	850,815
		6,204,312
Trading Companies & Distributors–0.64%
Fastenal	28,600	893,750
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†HD Supply Holdings	98,500	$ 2,800,355
Watsco	9,300	1,469,679
		5,163,784
Water Utilities–0.22%
American Water Works	14,664	1,753,228
		1,753,228
Total Common Stock (Cost $608,409,971)		800,049,745
CONVERTIBLE PREFERRED STOCKS–0.58%
=†πAirbnb Series D	18,795	1,430,675
=†πAirbnb Series E	2,425	184,591
=†πDatabricks Series F	20,628	655,595
=†πTanium Series G	234,645	1,476,152
=†πUiPath Series D1	19,698	573,611
=†πUiPath Series D2	3,308	96,330
=†πWeWork Companies Series E	16,055	57,798
=†πWeWork Companies Series D1	27,915	100,494
=†πWeWork Companies Series D2	21,933	78,959
Total Convertible Preferred Stocks (Cost $5,305,140)		4,654,205

MONEY MARKET FUND–0.27%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.32%)	2,218,416	2,218,416
Total Money Market Fund (Cost $2,218,416)		2,218,416

TOTAL INVESTMENTS–100.16% (Cost $615,933,527)	806,922,366
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.16%)	(1,316,615)
NET ASSETS APPLICABLE TO 35,086,879 SHARES OUTSTANDING–100.00%	$805,605,751

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2020, the aggregate value of restricted securities was $6,559,262, which represented 0.81% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Airbnb Series D	4/16/2014	$765,201	$1,430,675
Airbnb Series E	7/14/2015	225,754	184,591
Databricks Series F	10/22/2019	885,940	655,595
Tanium Series G	8/16/2015	1,164,848	1,476,152
UiPath Series D1	4/30/2019	775,150	573,611
UiPath Series D2	4/30/2019	130,175	96,330
Venture Global LNG Series B	3/8/2018	108,720	138,528
Venture Global LNG Series C	10/16/2017	1,693,275	1,750,840
WeWork Companies Series E	12/9/2014	528,043	57,798
WeWork Companies Class A	12/9/2014	61,758	15,689
WeWork Companies Series D1	12/9/2014	464,818	100,494
WeWork Companies Series D2	12/9/2014	365,211	78,959
Total		$7,168,893	$6,559,262

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
LNG–Liquefied Natural Gas
See accompanying notes.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$19,160,199	$—	$—	$19,160,199
Air Freight & Logistics	2,067,920	—	—	2,067,920
Airlines	4,084,710	—	—	4,084,710
Auto Components	3,899,808	—	—	3,899,808
Automobiles	1,919,331	—	—	1,919,331
Banks	8,698,574	—	—	8,698,574
Beverages	3,328,102	—	—	3,328,102
Biotechnology	36,043,571	—	—	36,043,571
Building Products	8,725,467	—	—	8,725,467
Capital Markets	27,041,253	—	—	27,041,253
Chemicals	9,501,389	—	—	9,501,389
Commercial Services & Supplies	20,024,385	—	—	20,024,385
Communications Equipment	6,149,943	—	—	6,149,943
Construction & Engineering	1,091,594	—	—	1,091,594
Construction Materials	7,025,985	—	—	7,025,985
Consumer Finance	1,408,965	—	—	1,408,965
Containers & Packaging	12,151,810	—	—	12,151,810
Distributors	2,794,134	—	—	2,794,134
Diversified Consumer Services	10,946,508	—	—	10,946,508
Electrical Equipment	12,690,559	—	—	12,690,559
Electronic Equipment, Instruments & Components	29,776,442	—	—	29,776,442
Entertainment	9,593,574	—	—	9,593,574
Equity Real Estate Investment Trusts	10,054,148	—	—	10,054,148
Food & Staples Retailing	2,371,571	—	—	2,371,571
Food Products	12,136,873	—	—	12,136,873
Gas Utilities	1,500,159	—	—	1,500,159
Health Care Equipment & Supplies	41,220,099	—	—	41,220,099
Health Care Providers & Services	21,127,107	—	—	21,127,107
Health Care Technology	8,109,524	—	—	8,109,524
Hotels, Restaurants & Leisure	28,600,635	—	—	28,600,635
Household Durables	4,316,679	—	—	4,316,679
Household Products	11,449,372	—	—	11,449,372
Insurance	10,508,702	—	—	10,508,702
Interactive Media & Services	8,171,283	—	—	8,171,283
Internet & Direct Marketing Retail	3,997,915	—	—	3,997,915
IT Services	83,205,038	—	—	83,205,038
Life Sciences Tools & Services	15,676,179	—	—	15,676,179
Machinery	21,202,152	—	—	21,202,152
Media	2,689,465	—	—	2,689,465
Metals & Mining	1,121,840	—	—	1,121,840
Multiline Retail	17,103,120	—	—	17,103,120
Multi-Utilities	996,303	—	—	996,303
Oil, Gas & Consumable Fuels	5,001,000	—	1,889,368	6,890,368
Pharmaceuticals	9,533,221	—	—	9,533,221
Professional Services	31,471,506	—	15,689	31,487,195
Real Estate Management & Development	1,141,074	—	—	1,141,074
Road & Rail	10,455,118	—	—	10,455,118
Semiconductors & Semiconductor Equipment	53,190,338	—	—	53,190,338
Software	93,620,079	—	—	93,620,079
Specialty Retail	35,269,186	—	—	35,269,186
Technology Hardware, Storage & Peripherals	1,659,455	—	—	1,659,455
Textiles, Apparel & Luxury Goods	6,204,312	—	—	6,204,312
Trading Companies & Distributors	5,163,784	—	—	5,163,784
Water Utilities	1,753,228	—	—	1,753,228
Convertible Preferred Stocks	—	—	4,654,205	4,654,205
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Money Market Fund	$2,218,416	$—	$—	$2,218,416
Total Investments	$800,363,104	$—	$6,559,262	$806,922,366
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common Stock	Convertible Preferred Stock	Total
Balance as of 12/31/19	$3,221,043	$7,239,170	$10,460,213
Reclassifications	—	—	—
Purchases	61,758	2,123,273	2,185,031
Sales	(318,013)	(2,123,273)	(2,441,286)
Transfer In	—	—	—
Transfer Out	—	—	—
Accretion/(amortization)	—	—	—
Net realized gain	—	—	—
Net change in unrealized appreciation (depreciation)	(1,059,731)	(2,584,965)	(3,644,696)
Balance as of 03/31/20	$1,905,057	$4,654,205	$6,559,262
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 03/31/20	$(709,901)	$(1,543,718)	$(2,253,619)
We did not present a table including the quantitative information about significant unobservable inputs used in Level 3 fair value measurements as all unobservable Level 3 measurements were provided by third parties without adjustments as of March 31, 2020.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–9